Cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Information [Abstract]
Summary of Cash Generated from Operations
(a)
Cash generated from operations

	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Profit before income tax	4,632	3,632	4,373
Adjustments for:
Depreciation and amortization	824	1,001	1,160
Impairment provision for investments in associates	4	-	-
Loss allowance for expected credit losses (Note 20)	8	9	47
Non-cash employee benefits expense – share based payments (Note 8)	569	647	665
Fair value gains on investments (Note 7)	-	(105)	(26)
Fair value gains of financial liability	-	-	(17)
Net (gains)/losses in relation to equity investments	(32)	10	-
Dividend income (Note 7)	-	(27)	(14)
Gains of step-up acquisition arising from business combination (Note 7)	(19)	(8)	(141)
Share of (profit)/loss of associates and joint ventures (Note 17)	(19)	47	(38)
Interest income (Note 6)	(622)	(530)	(711)
Fair value change on puttable shares	37	-	-
Interest expense	62	120	115
Net exchange differences	(2)	1	(7)
(Increase)/decrease in accounts receivable	(520)	(769)	906
Decrease/(increase) in inventories	8	(6)	10
(Increase)/decrease in other operating assets	(887)	408	(17)
Increase in accounts payable	644	631	663
Increase in other operating liabilities	258	309	659
Cash generated from operations	4,945	5,370	7,627

Summary of Non-cash Investing and Financing Activities	(b) Non-cash investing and financing activities

	2020	2021	2022
	RMB’million	RMB’million	RMB’million
Equity interests in certain subsidiaries as consideration for business combination	101	-	-